Other long-term assets and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Long Term Assets And Other Long-Term Liabilities [Abstract]
Schedule of Other Assets [Table Text Block]
The components other long-term assets are as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Refundable value added tax on import	$6,099	$10,064
Long-term receivable	6,195	—
Other long-term assets	106	86
Total other long-term assets	$12,400	$10,150

Other Liabilities [Table Text Block]
The current portion and long term advance for refundable value added tax, as of December 31, 2016 and 2015, were as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Total advance for refundable value added tax on import	$11,639	$17,428
Less: Current portion of advance for refundable value added tax (note 15)	(404)	(2,795)
Long term advances for value added tax recorded in other long-term liabilities	$11,235	$14,633